Financial Instruments - Financial Assets and Liabilities measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 0	$ 1,852
Long-term investments	24,056	45,084
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	24,056	46,936
Recurring fair value measurement [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments		1,852
Long-term investments	904	15,525
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	21,486	28,416
Recurring fair value measurement [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	1,666	1,143
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	21,486	28,416
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments		0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	21,486	28,416
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,570	18,520
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments		1,852
Long-term investments	904	15,525
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	1,666	1,143
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments		0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	$ 0	$ 0